Non-cash operating items	12 Months Ended
Dec. 31, 2012
Non-cash operating items
22.	Non-cash operating items

The changes in non-cash operating items is comprised of the following:

	2012	2011
Accounts receivable	$(14,895)	$(11,674)
Related party balances	1,476	145
Supplies and consumable inventory	(3,621)	(1,087)
Income tax receivable	(423)	(133)
Prepaid expenses	(4,629)	(2,071)
Accounts payable	(7,553)	3,991
Accrued liabilities	31,105	9,010
Current income tax liability	131	207
Net regulatory assets and liabilities	(5,475)	70

	$(3,884)	$(1,542)